Financial instruments - Effect of derivatives on consolidated financial statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Interest income recorded as an effect of financial instruments	€ 52,948	€ 41,137
Interest expense recorded as an effect of financial instruments	343,807	407,065
Credit losses recorded as an effect of financial instruments	44,374	28,302
Net losses from foreign currency transactions	9,898	15,919
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	(3,585)	6,123	€ (15,996)
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	126	(2,062)	€ (1,473)
Derivatives - cash flow hedging instruments
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	(3,585)	6,123
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	126	(2,062)
Amount reclassified from hedge reserve included in Interest income/expense	1,206	1,249
Amount reclassified from hedge reserve included in revenue	275	(4,612)
Amount reclassified from cost of hedging included in revenue	773	1,990
Amount reclassified from hedge reserve included in cost of revenue	72	(2,662)
Amount reclassified from cost of hedging included in cost of revenue	(1,060)	3,085
Amount reclassified from hedge reserve included in Inventory	1,013	(286)
Amount reclassified from cost of hedging included in Inventory	(2)	(46)
Amount reclassified from hedge reserve	2,566	(6,311)
Amount reclassified from cost of hedging	(289)	5,029
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	(3,585)	6,123
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	126	(2,062)
Derivatives - not designated as hedging instruments
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Total	(47,737)	52,725
Derivatives - not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Selling, general and administrative expense	(49,214)	48,925
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense	€ 1,477	€ 3,800